Income Tax - Schedule of Current and Deferred Portion of Income Tax Expense (Details) - PRC [Member] - CNY (¥)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Current and Deferred Portion of Income Tax Expense [Line Items]
Current income tax expenses	¥ 3,650,782	¥ 3,926,702	¥ 107,112
Deferred income tax benefits	86,082	(1,304,011)
Total	¥ 3,736,864	¥ 2,622,691	¥ 107,112